SBA Loan (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	May 01, 2018
Interest rate				5.00%
Small Business Administration
Proceeds from Debt			$ 88,000
Loan balances oustanding	$ 0	$ 0
Interest rate			1.00%